Investment at Amortized Cost - Schedule of Investment at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment at Amortized Cost [Abstract]
Short-term investments at amortized cost	$ 7,000
Long-term investments at amortized cost	24,849
Total	$ 31,849